Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 203	$ 1,962	$ 13,566,465	$ (22,099,029)	$ (8,530,399)
Balance, shares at Dec. 31, 2017	202,996	1,961,638
Preferred Stock Sold		$ 19	99,981		100,000
Preferred Stock Sold, shares		18,727
Net loss				(1,689,655)	(1,689,655)
Balance at Dec. 31, 2018	$ 203	$ 1,981	13,666,446	(23,788,684)	(10,120,054)
Balance, shares at Dec. 31, 2018	202,996	1,980,365
Net loss				(148,731)	(148,731)
Balance at Mar. 31, 2019	$ 203	$ 1,981	13,666,446	(23,937,415)	(10,268,785)
Balance, shares at Mar. 31, 2019	202,996	1,980,365
Balance at Dec. 31, 2018	$ 203	$ 1,981	13,666,446	(23,788,684)	(10,120,054)
Balance, shares at Dec. 31, 2018	202,996	1,980,365
Net loss					(3,088,771)
Balance at Sep. 30, 2019	$ 8,371	$ 1,981	25,658,278	(26,877,455)	(1,208,825)
Balance, shares at Sep. 30, 2019	8,371,113	1,980,365
Balance at Dec. 31, 2018	$ 203	$ 1,981	13,666,446	(23,788,684)	(10,120,054)
Balance, shares at Dec. 31, 2018	202,996	1,980,365
Exchange of related party payables and warrants for common stock	$ 8,013		11,991,987		12,000,000
Exchange of related party payables and warrants for common stock, shares	8,012,684
Stock-based compensation	$ 242		194,701		194,943
Stock-based compensation, shares	242,368
Net loss				(3,425,307)	(3,425,307)
Balance at Dec. 31, 2019	$ 8,458	$ 1,981	25,853,134	(27,213,991)	(1,350,418)
Balance, shares at Dec. 31, 2019	8,458,048	1,980,365
Balance at Mar. 31, 2019	$ 203	$ 1,981	13,666,446	(23,937,415)	(10,268,785)
Balance, shares at Mar. 31, 2019	202,996	1,980,365
Net loss				(2,604,027)	(2,604,027)
Balance at Jun. 30, 2019	$ 203	$ 1,981	13,666,446	(26,541,442)	(12,872,812)
Balance, shares at Jun. 30, 2019	202,996	1,980,365
Exchange of related party payables and warrants for common stock	$ 8,013		11,991,987		12,000,000
Exchange of related party payables and warrants for common stock, shares	8,012,684
Stock-based compensation	$ 155		(155)
Stock-based compensation, shares	155,433
Net loss				(336,013)	(336,013)
Balance at Sep. 30, 2019	$ 8,371	$ 1,981	25,658,278	(26,877,455)	(1,208,825)
Balance, shares at Sep. 30, 2019	8,371,113	1,980,365
Balance at Dec. 31, 2019	$ 8,458	$ 1,981	25,853,134	(27,213,991)	(1,350,418)
Balance, shares at Dec. 31, 2019	8,458,048	1,980,365
Stock-based compensation	$ 78		173,865		173,943
Stock-based compensation, shares	77,571
Net loss				(244,641)	(244,641)
Balance at Mar. 31, 2020	$ 8,536	$ 1,981	26,026,999	(27,458,632)	(1,421,116)
Balance, shares at Mar. 31, 2020	8,535,619	1,980,365
Balance at Dec. 31, 2019	$ 8,458	$ 1,981	25,853,134	(27,213,991)	(1,350,418)
Balance, shares at Dec. 31, 2019	8,458,048	1,980,365
Net loss					(711,936)
Balance at Sep. 30, 2020	$ 11,970		32,572,042	(27,925,927)	4,658,085
Balance, shares at Sep. 30, 2020	11,970,185
Balance at Mar. 31, 2020	$ 8,536	$ 1,981	26,026,999	(27,458,632)	(1,421,116)
Balance, shares at Mar. 31, 2020	8,535,619	1,980,365
Stock-based compensation	$ 78		173,865		173,943
Stock-based compensation, shares	77,571
Net loss				(210,430)	(210,430)
Balance at Jun. 30, 2020	$ 8,614	$ 1,981	26,200,864	(27,669,062)	(1,457,603)
Balance, shares at Jun. 30, 2020	8,613,190	1,980,365
Stock-based compensation	$ 73		164,978		165,051
Stock-based compensation, shares	73,356
Issuance of common stock in initial public offering, net of offering costs	$ 1,260		6,206,242		6,207,502
Issuance of common stock in initial public offering, net of offering costs, shares	1,260,870
Additional preferred stock issued due to anti-dilution		$ 42	(42)
Additional preferred stock issued due to anti-dilution, shares		42,404
Conversion of preferred to common stock	$ 2,023	$ (2,023)
Conversion of preferred to common stock, shares	2,022,769	(2,022,769)
Net loss				(256,865)	(256,865)
Balance at Sep. 30, 2020	$ 11,970		$ 32,572,042	$ (27,925,927)	$ 4,658,085
Balance, shares at Sep. 30, 2020	11,970,185